Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	€ 9,620	€ 3,508
Balance ending	8,775	9,620
Date of maturity
Current	2,056	2,182
Non-current	6,719	7,438
Total	8,775	9,620
Added	1,729	8,354
Utilized	(2,057)	752
Reversal	(517)	1,490
Warranties [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	8,664	3,143
Balance ending	8,244	8,664
Date of maturity
Current	2,030	1,673
Non-current	6,214	6,991
Total	8,244	8,664
Added	1,571	7,717
Utilized	(1,523)	705
Reversal	(469)	1,490
Onerous Contracts [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	11	20
Balance ending	11	11
Date of maturity
Current	11	11
Non-current
Total	11	11
Added		0
Utilized		9
Reversal		0
Archiving Costs [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	16	14
Balance ending	16	16
Date of maturity
Current	16	16
Non-current
Total	16	16
Added	0	4
Utilized		3
Reversal
Miscellaneous Provisions [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of development of provisions [Line Items]
Balance beginning	929	331
Balance ending	505	929
Date of maturity
Current		482
Non-current	505	447
Total	505	929
Added	158	633
Utilized	(534)	€ 36
Reversal	€ (47)